Right to Use Assets and Leases payable - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to leases of low-value assets	R$ 11,400	R$ 11,386